Deferred Revenue - Schedule of Changes in Deferred Revenue (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Beginning balance		$ 13,399	$ 14,048
Additions to deferred revenue during the period		312,248	9,727
Revenue recognized during the period	$ (6,400)	(36,039)	(10,376)
Ending balance	$ 289,608	$ 289,608	$ 13,399